Average Annual Total Returns - Global Infrastructure	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A Since Inception	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions Since Inception	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C Since Inception	Class R Inception Date	Class R 1 Year	Class R 5 Years	Class R Since Inception	Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y Since Inception	Class R5 Inception Date	Class R5 1 Year	Class R5 5 Years	Class R5 Since Inception	Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years	Class R6 Since Inception	Dow Jones Brookfield Global Infrastructure Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 1 Year	Dow Jones Brookfield Global Infrastructure Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 5 Years	Dow Jones Brookfield Global Infrastructure Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) Since Inception	MSCI World IndexSM (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 1 Year	MSCI World IndexSM (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 5 Years	MSCI World IndexSM (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) Since Inception	Lipper GIobal Infrastructure Funds Classification Average 1 Year	Lipper GIobal Infrastructure Funds Classification Average 5 Years	Lipper GIobal Infrastructure Funds Classification Average Since Inception
Total	May 02, 2014	(10.11%)	6.73%	3.25%	(10.46%)	6.04%	2.62%	(5.75%)	5.21%	2.45%	May 02, 2014	(6.56%)	7.11%	3.33%	May 02, 2014	(5.19%)	7.67%	3.85%	May 02, 2014	(4.76%)	8.19%	4.37%	May 02, 2014	(4.67%)	8.21%	4.38%	May 02, 2014	(4.73%)	8.19%	4.37%	(6.97%)	7.52%	4.25%	15.90%	12.19%	9.28%	0.79%	8.10%	4.91%